WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

FIRST: The charter (the “Charter”) of Western Asset High Yield Defined Opportunity Fund Inc., a Maryland corporation (the “Corporation”), is hereby amended by deleting existing ARTICLE II in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE II

NAME

The name of the corporation (which is hereinafter called the “Corporation”) is:

Western Asset High Yield Opportunity Fund Inc.”

SECOND: The Charter of the Corporation is hereby further amended by deleting existing ARTICLE IX in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE IX

PERPETUAL EXISTENCE

The duration of the Corporation shall be perpetual.”

THIRD: The amendment to the charter of the Corporation as hereinabove set forth in Article FIRST was approved by a majority of the entire Board of Directors of the Corporation (the “Board”) and was limited to a change expressly authorized by Section 2-605(a)(1) of the Maryland General Corporation Law without action by the stockholders.

FOURTH: The amendment to the charter of the Corporation as hereinabove set forth in Article SECOND has been duly advised by the Board and approved by the stockholders of the Corporation entitled to vote thereon as required by law.

FIFTH: The foregoing amendments to the charter of the Corporation shall become effective at 9:00 a.m., Eastern Time, on August 1, 2025.

SIXTH: The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles to be signed in its name and on its behalf by its President and Chief Executive Officer and attested to by its Secretary on this 25th day of July, 2025.

ATTEST:	WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

/s/ Marc A. De Oliveira	/s/ Jane Trust
Marc A. De Oliveira	Jane Trust
Secretary	President and Chief Executive Officer